Shareholder Report	6 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000256664 [Member]
Shareholder Report [Line Items]
Fund Name	Sarmaya Thematic ETF
Class Name	Sarmaya Thematic ETF
Trading Symbol	LENS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sarmaya Thematic ETF (the “Fund”) for the period of January 28, 2025 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sarmayaetf.com/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://sarmayaetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.75%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.75%
Net Assets	$ 4,541,619
Holdings Count | holding	34
Advisory Fees Paid, Amount	$ 8,417
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Common Stocks	58.9%
Commodity ETFs	22.8%
U.S. Equity ETFs	4.5%
Derivative ETFs	4.0%
Cash and Cash Equivalents	9.8%

TOP 10 HOLDINGS (as a % of Net Assets)
SPDR Gold MiniShares Trust	10.6%
iShares Gold Trust	7.4%
Kinross Gold Corp.	5.0%
Agnico Eagle Mines Ltd.	4.9%
iShares Silver Trust	4.8%
ProShares Short QQQ	4.5%
Alpha Architect 1-3 Month Box ETF	4.0%
Exxon Mobil Corp.	3.8%
Sibanye Stillwater Ltd. - ADR	3.6%
Cheniere Energy, Inc.	2.9%